PINNACLE SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Financial Statements for the Years Ended
December 31, 1995, 1994 and 1993
and Independent Auditors' Report












INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Policyholders of Pinnacle Series Account of Great-West Life & Annuity Insurance Company:


We have audited the accompanying statement of assets and liabilities of Pinnacle
 Series Account of Great-West Life & Annuity Insurance Company as of December
 31, 1995, the related statements of operations and changes in net assets for each of the three years in the period then ended, including each of the investment divisions. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
 An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the over

In our opinion, such financial statements present fairly, in all material respects, the financial position of Pinnacle Series Account of Great-West
Life & Annuity Insurance Company at December 31, 1995, and the results of it s operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.




February 7, 1996

<caption >
PINNACLE SERIES ACCOUNT OF          GREAT-WEST LIFE & ANNUITY INSURANCE
COMPANYSTATEMENT OF ASSETS AND LIABILITIESDECEMBER 31, 1995

                                                              ASSETS:Shares
CostValueInvestments in affiliated mutual funds:    Maxim Series Fund, Inc.-
Money Market  512,735$512,690$513,082    Maxim Series Fund, Inc.-Bond 491,181
588,731604,183    Maxim Series Fund, Inc.-Stock Index  704
    Maxim Series Fund, Inc.-Total Return 335,060400,466434,546Total
investments$3,915,8984,387,682 Other assets and liabilities:    Due to Great-
West Life & Annuity Insurance Company(7,326) NET ASSETS APPLICABLE TO
OUTSTANDING UNITS OF CAPITAL (Note 5)$4,380,356See notes to financial statements.
PINNACLE SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONSYEAR ENDED DECEMBER 31, 1995
             Zero-      U.S.CouponStockGovernment1995Money MarketBondIndex
SecuritiesTreasuryTotal ReturnInvestmentInvestmentInvestmentInvestment
InvestmentInvestmentTotalDivisionDivisionDivisionDivisionDivisionDivision
PinnacleINVESTMENT INCOME$27,801$34,434$32,738$94,678$$23,836$213,487EXPENSES
 - mortality and expenserisks (Note 3)2,5132,7865,9317,0801,5261,74521,5
N ON INVESTMENTS:    Net realized gain (loss) on investments(3,671)13,349(52,5
38)93,400(3,324)47,216    Net change in unrealized appreciation
(depreciation) on investments47,854311,480
168,469(73,780)49,896503,919NET REALIZED AND UNREALIZEDGAIN ON INVESTMENTS44,
183324,829115,93119,62046,572551,135NET INCREASE IN NET ASSETSRESULTING FROM
OPERATIONS$25,288$75,831$351,636$203,529$18,094$68,663$743,041See notes to financial statements.
PINNACLE SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1994                                 Zero-U.S.Coupon
StockGovernment1995Money MarketBondIndexSecuritiesTreasuryTotal Return
InvestmentInvestmentInvestmentInvestmentInvestmentInvestmentTotalDivision
DivisionDivisionDivisionDivisionDivisionPinnacleINVESTMENT INCOME$25,318
$29,826$39,114$79,956$3,040$16,612$193,866EXPENSES - mortality and expense risks (Note 3)3,4122,769 4,8967,4142,0442,09322,628NET INVESTMENT INCOME21,
90627,05734,21872,54299614,519171,238NET REALIZED AND UNREALIZEDGAIN (LO
   Net change in unrealized appreciation    (depreciation) on investments
1(16,728)(42,805)(73,540)(38,799)(53,035)(224,906)NET REALIZED AND
UNREALIZEDGAIN (LOSS) ON INVESTMENTS1(41,723)(38,187)(130,100)984(25,973)
(234,998)NET INCREASE (DECREASE) IN NETASSETS RESULTING FROM OPERATIONS$21,
907$(14,666)$(3,969)$(57,558)$1,980$(11,454)$(63,760)See notes to financial statements.
PINNACLE SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONSYEAR ENDED DECEMBER 31, 1993                     Zero-
U.S.CouponStock Government1995Total Money MarketBondIndexSecuritiesTreasuryRe
turnInvestmentInvestmentInvestmentInvestmentInvestmentInvestmentTotalDivision
DivisionDivisionDivisionDivisionDivisionPinnacleINVESTMENT INCOME$18,541
$39,315$22,691$173,176$2,752$16,555$273,030EXPENSES - mortality and expenser isks (Note 3)3,3022,434 4,9399,5672,4881,55424,284NET INVESTMENT
 Net realized gain (loss) on investments(13)1,1199,94269,98319,0285,935105,
994    Net change in unrealized appreciation
    (depreciation) on investments13(672)59,142(72,091)9,56813,2169,176NET
REALIZED AND UNREALIZEDGAIN (LOSS) ON INVESTMENTS44769,084(2,108)28,59619,
151115,170NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS$15,239$37,328
$86,836$161,501$28,860$34,152$363,916See notes to financial statements.
PINNACLE SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995, 1994, and
1993   Money Market Investment DivisionBond Investment Division19951994199319
9519941993FROM OPERATIONS:    Net investment income$25,288$21,906$15,239$31,6
48$27,057$36,881    Net realized gain (loss) on investments(13)(3,671)(24,995
)1,119    Net change in unrealized appreciation         (depreciation) on
investments11347,854(16,728)(672)            Increase (decreas
TRANSACTIONS:    Variable annuity contract        redemptions(106,181)(
17,077)(94,644)(34,797)(23,675)(23,785)    Net transfers from (to) other
  investment divisions116,662(284,030)174,00246,64867,5457,824
Increase (decrease) in net assets               resulting from unit
transactions10,481(301,107)79,35811,85143,870(15,961)INCREASE (DECREASE) IN
NET ASSETS35,769(279,200)94,59787,68229,20421,367NET ASSETS:    Beginning of
period476,206755,406660,809515,765486,561465,194    End of period$511
See notes to financial statements.	(Continued)
PINNACLE SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995, 1994, and
1993   Stock Index Investment DivisionU.S. Government Securities Investment
Division199519941993199519941993FROM OPERATIONS:    Net investment income$26,
807$34,218$17,752$87,598$72,542$163,609    Net realized gain (loss) on
investments13,3494,6189,942(52,538)(56,560)69,983    Net change in unrealized
 appreciation         (depreciation) on investments311,480(42,805)
om operations351,636(3,969)86,836203,529(57,558)161,501 FROM UNIT TRANSACTIONS:
    Variable annuity contract         redemptions(51,319)(18,577)(30,017)(293
,289)(129,574)(119,887)    Net transfers from (to) other        investment
divisions114,55111,58312,22816,207(53,157)(212,012)            Increase
(decrease) in net assets                resulting from unit transactions
63,232(6,994)(17,789)(277,082)(182,731)(331,899) INCREASE (DECREASE) IN NET
ASSETS414,868(10,963)69,047(73,553)(240,289)(170,398) NET ASSETS:
Beginning of period978,803989,766920,7191,510,9621,751,2511,921,649
	(Continued)
PINNACLE SERIES ACCOUNT OFGREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED DECEMBER 31, 1995, 1994, and
1993         Zero-Coupon 1995 TreasuryTotal ReturnInvestment Division
Investment DivisionTotal Pinnacle199519941993199519941993199519941993FROM
OPERATIONS:    Net investment income (loss)$(1,526)$996$264$22,091$14,519$
15,001$191,906$171,238$248,746    Net realized gain (loss) on investments
93,40039,78319,028(3,324)27,0625,93547,216(10,092)105,994    Net change in un
9(224,906)9,176            Increase (decrease) in net assets
resulting from operations18,0941,98028,86068,663(11,454)34,152743,041(63,760)
363,916FROM UNIT TRANSACTIONS:    Variable annuity contract
redemptions(28,926)(69,674)(53,093)(73,979)(252,040)(22,690)(588,491)
(510,617)(344,116)    Net transfers from (to) other          investment
divisions(357,475)(52,352) 63,407310,41117,958           Increase (decrease)
in net assets               resulting from unit transactions(386,401)(122,
INCREASE (DECREASE) IN NET ASSETS(368,307)(120,046)(24,233)58,09146,91729,
420154,550(574,377)19,800NET ASSETS:    Beginning of period368,307488,353512,
586375,763328,846299,4264,225,8064,800,1834,780,383    End of period$0$368,
307$488,353$433,854$375,763$328,846$4,380,356$4,225,806$4,800,183See notes to
 financial statements.	(Concluded)


PINNACLE SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1995, 1994, and 1993


1.	HISTORY OF THE SERIES ACCOUNT

	The Pinnacle Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a variable life separate account of Great-West Life &
 Annuity Insurance Company (the Company) and was established under the laws of Kansas on January 31, 1985. In 1990 the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit invest oduct, a single premium variable life policy, is no longer being sold.
The Series Account is also closed to additional contributions from existing policyholders.

	The Series Account has various investment divisions which invest solely in shares of Maxim Series Fund, Inc. (the Fund), an open-end management investment company. The Series Account investment divisions invest in the following Fund portfolios; the Money Market Portfolio (Money Market
Investment Division), the Bond Portfolio (Bond Investment Division), the
Stock Index Portfolio (Stock Index Investment Division), the U.S. Government Securities Portfolio (U.S. Government Securities Investment Division), th rn Portfolio (Total Return Investment Division). On November 15, 1995 the Zero-Coupon 1995 Treasury Portfolio matured and funds were distributed to shareholders; therefore net assets at December 31, 1995 are zero.

2.	SIGNIFICANT ACCOUNTING POLICIES

	The following is a summary of significant accounting policies of the Series
Account which are in accordance with the accounting principles generally accepted in the investment company industry:

	a.	Security Transactions - Security transactions are recorded on the trade date.  Cost of investments sold is determined on the basis of identified cost.

		Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

	b.	Security Valuation - The investments in shares of the Fund are valued at the closing net asset value per share as determined by each Fund portfolio at year end.

		The cost of investments represents shares of the Fund which were purchased by the Series Account.  Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

	c.	Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves.  Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under the contract.  The Company reserves the right to charge the
Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

3.	CHARGES UNDER THE POLICIES

	a.	Deductions for Sales Charge - The Company deducts  a sales charge equal to 8% of the single premium from a participant's account in monthly installments over the first ten policy years.  The sales charge compensates the Company for its expense of selling and administering the policy.

	b.	Deductions for Premium Taxes - The Company deducts a premium tax charge equal to 2% of the single premium from a participant's account in monthly installments over the first ten policy years.

	c.	Deductions for Cost of Insurance - A monthly charge is deducted from a participant's account for the insurance risk assumed by the Company.  The risk is equal to the death benefit less the total account value.  This charge is based on the attained age, sex and premium class of the insured.

	d.	Deductions for Assumption of Mortality and Expense Risks - The Company
deducts an amount, computed daily, from the net asset value of the Series
Account investments equal to an annual rate of .50%.  This charge is designed to compensate the Company for its assumption of certain mortality and expense risks.  The level of this charge is guaranteed and will not change.

	e.	Transfer Charges - With the exception of the first six transfers in each policy year, a transfer charge of $25 is deducted from a participant's account for each transfer between investment divisions.

4.	RELATED-PARTY SERVICES

	The Company's parent, The Great-West Life Assurance Company, serves as investment advisor to Maxim Series Fund, Inc. Fees are assessed against the average daily net asset value of the Fund to compensate The Great-West Life Assurance Company for investment advisory services.

5.	COMPONENTS OF NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL

	The following is a summary of the net assets applicable to outstanding units of capital at December 31, 1995, for each investment division.

Total VariableNET ASSETS APPLICABLE TOLife ContractOUTSTANDING UNITS OF
CAPITAL:UnitsUnit ValueLiabilitiesInvestment Division:   Money Market29,582.66
70$17.306585$511,975   Bond26,351.927922.899541603,447   Stock Index42,141.79
5933.0709961,393,671   U.S. Government Securities60,913.515223.5975381,437,40
9   Total Return21,504.897520.174652433,854TOTAL$4,380,3566.	CHANGE IN SHARES
The following is a summary of the net change in the total investment shares held in each of the affiliated mutual funds:For the yea
nd, Inc.- Bond36,10058,00816,964Maxim Series Fund, Inc.- Stock Index50,32218, 115761Maxim Series Fund, Inc.- U.S. Government Securities(184,290)(92,497) (141,791)Maxim Series Fund, Inc.- Zero-Coupon 1995 Treasury(168,749)(55,727)
(24,937)Maxim Series Fund, Inc.- Total Return12461,8908,223